Geographic areas and major customers (Sales to Single Customers Exceeding 10% of Sales) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Revenue, Major Customer [Line Items]
Sales	[1]	$ 125,690		$ 100,347		$ 82,738
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales		25,888			[2]		[2]
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales		16,915		17,366		16,320
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales			[2]	$ 11,628			[2]

[1]	Including sales to related parties in the amount of US$ 1,154 thousand, US$ 762 thousand and US$ 1,275 thousand in 2015, 2016 and 2017, respectively.
[2]	Less than 10% of sales.